PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed Balance Sheets

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2017	2018
	RMB	RMB	US$
			Note 2 (e)
ASSETS
Current assets
Cash and cash equivalents	570,359	875	127
Amounts due from subsidiaries and other related parties	98,734	243,552	35,423
Prepaid expenses and other current assets	509,776	356,554	51,859
Total current assets	1,178,869	600,981	87,409
Non-current assets
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	549,853	3,516,976	511,523
Long-term investments	21,008	28,166	4,097
Total non-current assets	570,861	3,545,142	515,620
Total assets	1,749,730	4,146,123	603,029
LIABILITIES
Current liabilities
Amounts due to subsidiaries, VIEs and VIEs’ subsidiaries	17,512	17,512	2,547
Accrued expenses and other current liabilities	30,692	21,819	3,173
Total current liabilities	48,204	39,331	5,720
Total liabilities	48,204	39,331	5,720
Commitments and contingencies

SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares ($0.0001 par value per share; 1,889,352,801 shares authorized, 217,070,940 shares issued and outstanding as of December 31, 2017; 1,889,352,801 shares authorized, 253,693,940 shares issued, 243,090,108 shares outstanding as of December 31, 2018)	142	160	23
Class B Ordinary Shares ($0.0001 par value per share; 110,647,199 shares authorized, 110,647,199 shares issued and outstanding as of December 31, 2017; 110,647,199 shares authorized, 108,147,199 shares issued and outstanding as of December 31, 2018)	68	66	10
Additional paid-in capital	2,110,957	2,328,716	338,698
Accumulated other comprehensive loss	(14,951)	(14,308)	(2,081)
(Accumulated deficit)/Retained Earnings	(394,690)	1,792,158	260,659
Total shareholders’ equity	1,701,526	4,106,792	597,309
Total liabilities and shareholders’ equity	1,749,730	4,146,123	603,029

Condensed Statements of Operations and Comprehensive Loss

SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares ($0.0001 par value per share; 1,889,352,801 shares authorized, 217,070,940 shares issued and outstanding as of December 31, 2017; 1,889,352,801 shares authorized, 253,693,940 shares issued, 243,090,108 shares outstanding as of December 31, 2018)	142	160	23
Class B Ordinary Shares ($0.0001 par value per share; 110,647,199 shares authorized, 110,647,199 shares issued and outstanding as of December 31, 2017; 110,647,199 shares authorized, 108,147,199 shares issued and outstanding as of December 31, 2018)	68	66	10
Additional paid-in capital	2,110,957	2,328,716	338,698
Accumulated other comprehensive loss	(14,951)	(14,308)	(2,081)
(Accumulated deficit)/Retained Earnings	(394,690)	1,792,158	260,659
Total shareholders’ equity	1,701,526	4,106,792	597,309
Total liabilities and shareholders’ equity	1,749,730	4,146,123	603,029

Condensed Statements of Operations and Comprehensive (Loss)/Income (In thousands)

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
				Note 2 (e)
Operating expenses:
General and administrative expenses	(1,611)	(1,989)	(15,686)	(2,281)
Total operating expenses	(1,611)	(1,989)	(15,686)	(2,281)
Interest (expense)/income, net	(7,458)	(9,134)	4,304	626
Equity in (loss)/income of subsidiaries, VIEs and VIEs’ subsidiaries	(104,996)	251,475	1,978,986	287,831
Other long-term investments related impairment	(3,874)	—	(12,739)	(1,853)
Investment income	—	—	18,753	2,728
Others, net	—	—	3,688	536
(Loss)/income before income tax expense	(117,939)	240,352	1,977,306	287,587
Income tax expense	—	—	—	—
Net (loss)/income	(117,939)	240,352	1,977,306	287,587
Pre-IPO Preferred Shares redemption value accretion	(62,299)	(82,117)	—	—
Income allocation to participating Pre-IPO Preferred Shares	—	(132,241)	—	—
Deemed dividend to a preferred shareholder	(42,679)	—	—	—
Net (loss)/income attributable to ordinary shareholders	(222,917)	25,994	1,977,306	287,587

Net (loss)/income	(117,939)	240,352	1,977,306	287,587
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	1,908	(31,893)	643	93
Total comprehensive (loss)/income	(116,031)	208,459	1,977,949	287,680

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
				Note 2 (e)
Net cash provided by/(used in) operating activities	1,040	(987)	(126,773)	(18,438)
Cash flows from investing activities:
Cash paid on long-term investments	(6,306)	(231,986)	(655,959)	(95,405)
Net cash used in investing activities	(6,306)	(231,986)	(655,959)	(95,405)
Cash flows from financing activities:
Proceeds from share issuance upon the underwriters’ exercise of over-allotment options, net of issuance costs	—	—	95,125	13,835
Proceeds from initial public offering, net of issuance costs	—	654,319	—	—
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders	—	49,775	170,790	24,840
Repurchase of Pre-IPO Preferred Shares	(87,923)	—	—	—
Proceeds from issuance of convertible loans	98,202	—	—	—
Payment of debt issuance cost	(722)	—	—	—
Payment of initial public offering expenses	—	—	(23,908)	(3,477)
Exercise of share-based awards	—	—	14	2
Net cash provided by financing activities	9,557	704,094	242,021	35,200
Effect of exchange rate changes on cash and cash equivalents and restricted cash	6,094	(3,193)	(28,773)	(4,185)
Net increase/(decrease) in cash and cash equivalents and restricted cash	10,385	467,928	(569,484)	(82,828)
Cash and cash equivalents and restricted cash at beginning of the year	92,046	102,431	570,359	82,955
Cash and cash equivalents and restricted cash at end of the year	102,431	570,359	875	127